Property, furniture and equipment, net - Summary of amortization schedule of lease liabilities (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 144,245	S/ 143,803	S/ 90,513
2025
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities		35,544
2026
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	38,259	33,011
2027
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	30,265	23,621
2028
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	24,406	19,472
2029 onwards
Disclosure of detailed information about property, plant and equipment [line items]
Lease liabilities	S/ 51,315	S/ 32,155